Label	Element	Value
ARS Core Equity Portfolio ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ARS Core Equity Portfolio ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ARS Core Equity Portfolio ETF (the “Fund”) seeks to achieve long-term growth of capital and generate current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% each year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”), sub-advised by ARS Investment Partners, LLC (the “Sub-Adviser”). The Fund invests either directly in the equity securities of companies the Sub-Adviser deems to be high-quality, defined by strong balance sheets, reasonable earnings growth, and above-average dividend yields with the prospect for dividend growth, or indirectly through one or more underlying ETFs, that have exposure to the same companies. The Fund intends to invest across a variety of sectors.
The Fund’s investable universe includes the 1,000 largest U.S.-listed equity securities. The Sub-Adviser’s overarching forward-looking macro-outlook of economic, social, and political environments provides a basis to identify areas of the economy it believes will thrive and to which capital will flow. The economic, social, and political forces shaping the Sub-Adviser’s views include supply/demand imbalances, world economic growth, U.S. Federal Reserve policy, demographic shifts, and changes in country leadership, among others. The Sub-Adviser generally selects companies and sectors that it believes align with its macro-outlook, while de-emphasizing or avoiding those that the Sub-Adviser believes are facing the greatest headwinds. The Sub-Adviser seeks stocks that have an above-average dividend yield, though stocks with below average dividend yields may be considered if the Sub-Adviser has a thesis on why the dividend yield can rise to above average over the next few years (generally 2-3 years). The Sub-Adviser’s fundamental research process assesses both the enterprise value (current and future) and expected growth value of a company. The Sub-Adviser also employs a screening process, applying value screens (evaluating factors such as price/earnings, price/cash flow, and return on invested capital), growth screens (evaluating factors such as earnings growth rate, dividend growth rate, and product cycles), and soft screens (evaluating factors such as insider ownership, relative historic valuation, the ability of the company’s management to execute, and dividend yield) to identify a selected list of companies for investment.
The Sub-Adviser seeks to identify securities of companies with the following characteristics to guide its buy discipline:
•    Mispriced by the market in terms of present value and future growth rate
•    High disposable cash flow and internal rate of return
•    Increasing revenues
•    Improving margins
Sector weightings in the Fund are driven by the Sub-Adviser’s outlook which will include overweight positions in some sectors and omission of other sectors. The specific sectors overweighted by the Fund will likely be different over time as the economic and market environment change. The Fund is not managed relative to a particular securities index or securities benchmark. Rather, the Sub-Adviser makes investment decisions based on the results of its research processes.
The Fund will consider selling a portfolio holding to reduce outsized positions for risk management purposes, if a relatively better investment opportunity is identified, if the Sub-Adviser’s investment thesis is no longer supported, if the company’s earnings power becomes or appears to be impaired for an indeterminate period of time, or if the security’s price exceeds the target set by the Sub-Adviser.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities or ETFs that provide exposure to equity securities. For purposes of the Fund’s 80% policy, the Fund defines equity securities as common stock or securities with similar characteristics, including American Depositary Receipts (“ADRs”).
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities or ETFs that provide exposure to equity securities. For purposes of the Fund’s 80% policy, the Fund defines equity securities as common stock or securities with similar characteristics, including American Depositary Receipts (“ADRs”).
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://arsinvestetf.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://arsinvestetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
ARS Core Equity Portfolio ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
ARS Core Equity Portfolio ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
ARS Core Equity Portfolio ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
ARS Core Equity Portfolio ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
ARS Core Equity Portfolio ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
ARS Core Equity Portfolio ETF | High Dividend Style Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Dividend Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield or the Sub-Adviser determines appears likely to pay a high dividend in the future, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.
ARS Core Equity Portfolio ETF | Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Growth Investing Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.

ARS Core Equity Portfolio ETF | Value-Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Value Style Investing Risk. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies. Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.
ARS Core Equity Portfolio ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors and the performance of the Fund could be negatively impacted by events affecting such sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market.

ARS Core Equity Portfolio ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund.
ARS Core Equity Portfolio ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, depositary receipts may not track the price of or may be less liquid than their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

ARS Core Equity Portfolio ETF | Foreign Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
ARS Core Equity Portfolio ETF | Small Number Of Holdings Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small Number of Holdings Risk. The Fund’s portfolio may, at times, contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings. An individual security may be more volatile, and may perform differently, than the market as a whole.

ARS Core Equity Portfolio ETF | In-Kind Contribution Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
ARS Core Equity Portfolio ETF | Risk of Investing In Other ETFs Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

ARS Core Equity Portfolio ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, bid-ask spreads may widen and Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. This risk is heightened in times of market volatility or periods of steep market declines.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

ARS Core Equity Portfolio ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, bid-ask spreads may widen and Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ARS Core Equity Portfolio ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. This risk is heightened in times of market volatility or periods of steep market declines.
ARS Core Equity Portfolio ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
ARS Core Equity Portfolio ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
ARS Core Equity Portfolio ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.

ARS Core Equity Portfolio ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
ARS Core Equity Portfolio ETF | ARS Core Equity Portfolio ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACEP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 144
ARS Focused Opportunities Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ARS Focused Opportunities Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ARS Focused Opportunities Strategy ETF (the “Fund”) seeks to achieve long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% each year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”), sub-advised by ARS Investment Partners, LLC (the “Sub-Adviser”). The Fund seeks to identify well-positioned and undervalued companies across small, mid, and large market capitalization ranges. The Fund may invest directly in the equity securities of these companies or indirectly through one or more underlying ETFs, that have exposure to the same companies. The Fund’s holdings may include investments characterized as growth and/or value in their orientation.
The Fund’s investable universe includes over 3,000 small, mid, and large cap U.S.-listed equity securities with market capitalizations generally greater than $250 million or ETFs that provide exposure to those equity securities. Equity securities include common stock or securities with similar characteristics, including American Depositary Receipts (“ADRs”). The Sub-Adviser’s overarching forward-looking macro-outlook of economic, social, and political environments provides a basis to identify areas of the economy it believes will thrive and to which capital will flow. The economic, social, and political forces shaping the Sub-Adviser’s views include supply/demand imbalances, world economic growth, U.S. Federal Reserve policy, demographic shifts, and changes in country leadership, among others. The Sub-Adviser considers those companies and sectors that it believes align with its macro-outlook, while de-emphasizing or avoiding those that the Sub-Adviser believes are facing the greatest headwinds. The Sub-Adviser then selects securities for investment by the Fund that the Sub-Adviser believes are poised to benefit from these trends with the greatest margin of safety in their valuations. The Sub-Adviser’s fundamental research process assesses both the enterprise value (current and future) and expected growth value of a company. The Sub-Adviser also employs a screening process, applying value screens (evaluating factors such as price/earnings, price/cash flow, and return on invested capital), growth screens (evaluating factors such as earnings growth rate, dividend growth rate, and product cycles) and soft screens (evaluating factors such as insider ownership, relative historic valuation, the ability of the company’s management to execute, and dividend yield) to identify a selected list of companies for investment.
Sector weightings in the Fund are driven by the Sub-Adviser’s outlook which will include overweight positions in some sectors and omission of other sectors. The specific sectors overweighted by the Fund will likely be different over time as the economic and market environment change. The Fund is not managed relative to a particular securities index or securities benchmark. Rather, the Sub-Adviser makes investment decisions based on the results of its research processes.
The Fund will consider selling a portfolio holding based on the following considerations: to reduce outsized positions for risk management purposes, if a relatively better investment opportunity is identified, if the Sub-Adviser’s investment thesis is no longer supported, if the company’s earnings power becomes or appears to be impaired for an indeterminate period of time, or if the security’s price exceeds the target set by the Sub-Adviser.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://arsinvestetf.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://arsinvestetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
ARS Focused Opportunities Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
ARS Focused Opportunities Strategy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
ARS Focused Opportunities Strategy ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

ARS Focused Opportunities Strategy ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
ARS Focused Opportunities Strategy ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
ARS Focused Opportunities Strategy ETF | Growth Investing Risk Member
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Growth Investing Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.

ARS Focused Opportunities Strategy ETF | Value-Style Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Value Style Investing Risk. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies. Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.
ARS Focused Opportunities Strategy ETF | Sector Risk Member
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Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors and the performance of the Fund could be negatively impacted by events affecting such sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market.

ARS Focused Opportunities Strategy ETF | Management Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund.
ARS Focused Opportunities Strategy ETF | Depositary Receipts Risk Member
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Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, depositary receipts may not track the price of or may be less liquid than their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

ARS Focused Opportunities Strategy ETF | Foreign Investment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
ARS Focused Opportunities Strategy ETF | Small Number Of Holdings Risk Member
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Small Number of Holdings Risk. The Fund’s portfolio may, at times, contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings. An individual security may be more volatile, and may perform differently, than the market as a whole.

ARS Focused Opportunities Strategy ETF | In-Kind Contribution Risk Member
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Risk [Text Block]	rr_RiskTextBlock	In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
ARS Focused Opportunities Strategy ETF | Risk of Investing In Other ETFs Member
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Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

ARS Focused Opportunities Strategy ETF | ETF Risks Member
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ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, bid-ask spreads may widen and Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. This risk is heightened in times of market volatility or periods of steep market declines.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

ARS Focused Opportunities Strategy ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, bid-ask spreads may widen and Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ARS Focused Opportunities Strategy ETF | ETF Risks, Premium-Discount Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market, LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. This risk is heightened in times of market volatility or periods of steep market declines.
ARS Focused Opportunities Strategy ETF | ETF Risks, Cost Of Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
ARS Focused Opportunities Strategy ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

ARS Focused Opportunities Strategy ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
ARS Focused Opportunities Strategy ETF | New Fund Risk Member
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Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
ARS Focused Opportunities Strategy ETF | Mid-Capitalization Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
ARS Focused Opportunities Strategy ETF | Small-Capitalization Companies Risk Member
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Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few people. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.

ARS Focused Opportunities Strategy ETF | ARS Focused Opportunities Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFOS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 144

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Other Expenses are estimated for the current fiscal year.